Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Tax	$ 8,187	$ 10,607
Labor	777	979
Civil	2,694	2,977
Environmental and others	90	183
Total	$ 11,748	$ 14,746	$ 11,053